Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2015 and March 31, 2016:

	As of March 31, 2015						As of March 31, 2016
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	8,335.0	Rs.	—	Rs.	8,335.0	Rs.	8,335.0	Rs.	—	US$	—
Customer list		2,710.0		2,710.0		—		2,710.0		2,710.0		—		—
Core deposit		4,414.0		4,414.0		—		4,414.0		4,414.0		—		—
Favorable leases		543.0		531.0		12.0		543.0		538.0		5.0		0.1

Total	Rs.	16,002.0	Rs.	15,990.0	Rs.	12.0	Rs.	16,002.0	Rs.	15,997.0	Rs.	5.0	US$	0.1

Schedule of Expected Amortization Expense

The estimated amortization expense for intangible assets for each of the five succeeding twelve months period is given in the table below:

	As of March 31,
	2016		2016
	(In millions)
To be amortized during the twelve months ending March 31:
2017	Rs.	3.0	US$	—
2018		1.0		—
2019		1.0		—
2020		—		—
2021		—		—